CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash	¥ 98,191	$ 15,092	¥ 189,905
Restricted cash, current portion	563,986	86,683	518,494
Accounts receivable (net of allowance of RMB57 and RMB12,969 (US$1,993) and including amounts due from related parties amounting to RMB8,468 and RMB11,425 (US$1,756) as of December 31, 2016 and 2017, respectively)	131,952	20,281	189,589
Inventories	6,284	966	5,923
Prepayments and other current assets (net of reserve of RMB4,798 and RMB4,798 (US$737) and including amounts due from related parties amounting to RMB14,028 and RMB13,879 (US$2,133) as of December 31, 2016 and 2017, respectively)	264,723	40,687	161,812
Net investment in direct financing leases, current portion	18,900	2,905	59,060
Assets held-for-sale	27,100	4,165	70,073
Total current assets	1,111,136	170,779	1,194,856
Non-current assets:
Restricted cash, non-current portion	0	0	50,000
Prepaid land lease payments	447,933	68,846	441,810
Property, plant and equipment, net	793,571	121,970	775,338
Intangible assets, net	7,799	1,199	17,188
Deposits for non-current assets (net of reserve of RMB30,860 and RMB30,860 (US$4,743) as of December 31, 2016 and 2017)	266,180	40,911	268,747
Net investment in direct financing leases, non-current portion	54,052	8,308	27,190
Equity method investments	732,167	112,532	210,088
Cost method investment	22,160	3,406	22,160
Prepayment for long-term investment	0	0	181,500
Other non-current assets	30,392	4,671	39,726
Total non-current assets	2,354,254	361,843	2,033,747
Total assets	3,465,390	532,622	3,228,603
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB77,862 (US$11,967) as of December 31, 2017):
Short-term bank and other borrowings	512,222	78,727	562,372
Long-term bank and other borrowings, current portion (including loan from related party of nil and RMB162,297 (US$ 24,945) as of December 31, 2016 and 2017, respectively)	197,139	30,300	82,632
Accounts payable	4,563	701	2,038
Accrued expenses and other liabilities (including interest payable to related party of RMB5,894 and RMB5,523 (US$849) as of December 31, 2016 and 2017, respectively)	385,919	59,313	277,398
Income tax payable	5,990	921	24,124
Dividend payable	2,338	359	2,495
Total current liabilities	1,108,171	170,321	951,059
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB404,597 (US$62,185) as of December 31, 2017):
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB172,475 and RMB280,459 (US$ 43,105) as of December 31, 2016 and 2017, respectively)	284,584	43,740	215,671
Deferred tax liabilities	73,577	11,309	49,658
Long-term secured borrowings	163,498	25,129	248,604
Advances from long-term investment	0	0	528,896
Mandatorily redeemable noncontrolling interest	396,281	60,907	0
Amounts due to related parties, non-current portion	350,969	53,943	0
Other long-term liabilities	73,392	11,283	2,945
Total non-current liabilities	1,342,301	206,311	1,045,774
Total liabilities	2,450,472	376,632	1,996,833
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2016 and 2017; outstanding shares—130,091,977 as of December 31, 2016 and 2017)	105	16	105
Treasury stock (12,261,555 shares as of December 31, 2016 and 2017)	(8)	(1)	(8)
Additional paid-in capital	1,860,763	285,994	1,852,245
Accumulated other comprehensive loss	(47,418)	(7,288)	(87,968)
Accumulated deficit	(879,393)	(135,160)	(598,196)
Total Concord Medical Services Holdings Limited shareholders’ equity	934,049	143,561	1,166,178
Noncontrolling interests	80,869	12,429	65,592
Total equity	1,014,918	155,990	1,231,770
Total liabilities and equity	¥ 3,465,390	$ 532,622	¥ 3,228,603